ADVISORSHARES HOTEL ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.8%

Entertainment – 21.2%
Golden Entertainment, Inc.*	12,186	$598,211
Marriott Vacations Worldwide Corp.	656	103,208
Monarch Casino & Resort, Inc.*	7,022	470,404
Penn National Gaming, Inc.*(a)	3,246	235,205
Red Rock Resorts, Inc., Class A*	10,070	515,785
Vail Resorts, Inc.*	617	206,109
Total Entertainment		2,128,922

Internet – 7.9%
Airbnb, Inc., Class A*	2,480	416,020
Booking Holdings, Inc.*	79	187,536
Expedia Group, Inc.*	1,156	189,468
Total Internet		793,024

Leisure Time – 6.6%
Carnival Corp.*	8,269	206,808
Norwegian Cruise Line Holdings Ltd.*(a)	12,458	332,753
Royal Caribbean Cruises Ltd.*	1,398	124,352
Total Leisure Time		663,913

Lodging – 47.0%
Bluegreen Vacations Holding Corp.*	25,081	647,090
Boyd Gaming Corp.*	8,826	558,333
Century Casinos, Inc.*	40,789	549,428
Choice Hotels International, Inc.	2,197	277,635
Full House Resorts, Inc.*	59,738	633,820
Hilton Grand Vacations, Inc.*	3,803	180,909
Hilton Worldwide Holdings, Inc.*	1,285	169,761
Hyatt Hotels Corp., Class A*	882	68,002
InterContinental Hotels Group PLC (United Kingdom)*(b)	1,328	85,377
Marriott International, Inc., Class A*	1,333	197,404
Playa Hotels & Resorts NV*	45,235	374,998
Target Hospitality Corp.*	87,644	326,912
Travel + Leisure Co.	2,787	151,975
Wyndham Hotels & Resorts, Inc.	6,370	491,700
Total Lodging		4,713,344

Media – 2.1%
Walt Disney Co. (The)*	1,239	209,602

REITS – 9.0%
Gaming and Leisure Properties, Inc.	9,659	447,405
VICI Properties, Inc.(a)	15,914	452,117
Total REITS		899,522

Total Common Stocks
(Cost $9,102,517)		9,408,327

MONEY MARKET FUND – 4.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c) (Cost $459,457)	459,457	459,457

Investments	Principal	Value
REPURCHASE AGREEMENT – 1.7%(d)
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $170,583, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $173,995)
(Cost $170,583)	$170,583	$170,583

Total Investments – 100.1%
(Cost $9,732,557)		10,038,367
Liabilities in Excess of Other Assets – (0.1%)		(5,485)
Net Assets – 100.0%		$10,032,882

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $999,625; the aggregate market value of the collateral held by the fund is $1,037,333. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $866,750.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,408,327	$–	$–	$9,408,327
Money Market Fund	459,457	–	–	459,457
Repurchase Agreement	–	170,583	–	170,583
Total	$9,867,784	$170,583	$–	$10,038,367

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Entertainment	21.2%
Internet	7.9
Leisure Time	6.6
Lodging	47.0
Media	2.1
REITS	9.0
Money Market Fund	4.6
Repurchase Agreement	1.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%